Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2013
Registrant Name	dei_EntityRegistrantName	PIMCO FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000810893
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 30, 2013
Document Effective Date	dei_DocumentEffectiveDate	Dec. 30, 2013
Prospectus Date	rr_ProspectusDate	Jul. 31, 2013
Supplement [Text Block]	pimco_SupplementTextBlock
PIMCO Funds

Supplement Dated December 30, 2013 to the
Credit Bond Funds – Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R Prospectus (the "Prospectus") dated July 31, 2013, as supplemented from time to time

Disclosure Related to the PIMCO Senior Floating Rate Fund and the
PIMCO High Yield Spectrum Fund

Effective January 1, 2014, the PIMCO Senior Floating Rate Fund's broad-based securities market index is the J.P. Morgan BB/B Leveraged Loan Index. Accordingly, the following changes are made.

Effective January 1, 2014, the first sentence of the fifth paragraph of the "Principal Investment Strategies" section of the PIMCO Senior Floating Rate Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of the Fund will normally vary within one year (plus or minus) of the portfolio duration of the securities comprising the J.P. Morgan BB/B Leveraged Loan Index, as calculated by PIMCO, which was less than 1 year as of November 30, 2013.

Additionally, effective January 1, 2014, the first sentence of the second paragraph of the "Performance Information" section of the PIMCO Senior Floating Rate Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

Effective January 1, 2014, the Fund's broad-based securities market index is the J.P. Morgan BB/B Leveraged Loan Index. The J.P. Morgan BB/B Leveraged Loan Index is designed to mirror the investable universe of USD institutional leveraged loans, excluding the most aggressively rated loans and non-rated loans. The J.P. Morgan BB/B Leveraged Loan Index is a subset of the broader Leveraged Loan Index, and as such follows all of the same inclusion rules, loan selection methodology and the rebalance process, with the sole exception being the tranche rating criteria. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to January 1, 2014, the Fund's primary benchmark was the Credit Suisse Institutional Leveraged Loan Index.

Additionally, effective January 1, 2014, the following disclosure is added above the row relating to the Credit Suisse Institutional Leveraged Loan Index in the Average Annual Total Returns table in the "Performance Information" section of the PIMCO Senior Floating Fund's Fund Summary in the Prospectus:

	1 Year	Since Inception (04/29/2011)
J.P. Morgan BB/B Leveraged Loan Index (reflects no deductions for fees, expenses or taxes)	8.63%	4.45%

In addition, effective January 1, 2014, the PIMCO High Yield Spectrum Fund's broad-based securities market index is the BofA/Merrill Lynch Developed Markets High Yield Constrained (USD Hedged) Index. Accordingly, the following changes are made.

Effective January 1, 2014, the fourth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO High Yield Spectrum Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of the Fund normally varies within one year (plus or minus) of the portfolio duration of the securities comprising the BofA/Merrill Lynch Developed Markets High Yield Constrained (USD Hedged) Index (the "Benchmark"), as calculated by PIMCO, which as of November 30, 2013 was 3.71 years.

Additionally, effective January 1, 2014, the last sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO High Yield Spectrum Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to within 10% (plus or minus) of the Benchmark's foreign currency exposure, which as of November 30, 2013 was 0%.

Additionally, effective January 1, 2014, the following is included before the first sentence of the second paragraph of the "Performance Information" section of the PIMCO High Yield Spectrum Fund's Fund Summary in the Prospectus:

Effective January 1, 2014, the Fund's broad-based securities market index is the BofA/Merrill Lynch Developed Markets High Yield Constrained (USD Hedged) Index. The BofA/Merrill Lynch Developed Markets High Yield Constrained (USD Hedged) Index is a subcomponent of the BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index that excludes all non-developed countries. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to January 1, 2014, the Fund's primary benchmark was the BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index.

Additionally, effective January 1, 2014, the following disclosure is added above the row relating to the BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index in the Average Annual Total Returns table in the "Performance Information" section of the PIMCO High Yield Spectrum Fund's Fund Summary in the Prospectus:

	1 Year	Since Inception (09/15/2010)
BofA/Merrill Lynch Developed Markets High Yield Constrained (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)	18.12%	10.94%

(PIMCO Senior Floating Rate Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of the Fund will normally vary within one year (plus or minus) of the portfolio duration of the securities comprising the J.P. Morgan BB/B Leveraged Loan Index, as calculated by PIMCO, which was less than 1 year as of November 30, 2013.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective January 1, 2014, the Fund's broad-based securities market index is the J.P. Morgan BB/B Leveraged Loan Index. The J.P. Morgan BB/B Leveraged Loan Index is designed to mirror the investable universe of USD institutional leveraged loans, excluding the most aggressively rated loans and non-rated loans. The J.P. Morgan BB/B Leveraged Loan Index is a subset of the broader Leveraged Loan Index, and as such follows all of the same inclusion rules, loan selection methodology and the rebalance process, with the sole exception being the tranche rating criteria. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to January 1, 2014, the Fund's primary benchmark was the Credit Suisse Institutional Leveraged Loan Index.

(PIMCO Senior Floating Rate Fund) | J.P. Morgan BB/B Leveraged Loan Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.63%
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(PIMCO High Yield Spectrum Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of the Fund normally varies within one year (plus or minus) of the portfolio duration of the securities comprising the BofA/Merrill Lynch Developed Markets High Yield Constrained (USD Hedged) Index (the "Benchmark"), as calculated by PIMCO, which as of November 30, 2013 was 3.71 years.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective January 1, 2014, the Fund's broad-based securities market index is the BofA/Merrill Lynch Developed Markets High Yield Constrained (USD Hedged) Index. The BofA/Merrill Lynch Developed Markets High Yield Constrained (USD Hedged) Index is a subcomponent of the BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index that excludes all non-developed countries. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to January 1, 2014, the Fund's primary benchmark was the BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index.

(PIMCO High Yield Spectrum Fund) | BofA/Merrill Lynch Developed Markets High Yield Constrained (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.12%
Since Inception	rr_AverageAnnualReturnSinceInception	10.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2010